UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 12B-25

                                          Commission File Number:  333-109667-04
                                                                  --------------

                           NOTIFICATION OF LATE FILING


(Check One): [X] Form 10-K and Form 10-KSB [ ] Form 20-F [ ] Form 11-K
[ ] Form 10-Q [ ] Form N-SAR [ ] Form N-CSR

For Period Ended:  FEBRUARY 29, 2004
                   -----------------

[ ] Transition Report on Form 10-K
[ ] Transition Report on Form 20-F
[ ] Transition Report on Form 11-K
[ ] Transition Report on Form 10-Q
[ ] Transition Report on Form N-SAR


For the Transition Period Ended:
Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.

If the notification relates to a portion of the filing checked above, identify the item(s) to which the notification relates:


                                     PART I
                             REGISTRANT INFORMATION

EVERGREEN HOLDINGS, INC.
Full Name of Registrant
------------------------------
Former name if applicable

3850 THREE MILE LANE
Address of principal executive office (Street and number)


MCMINNVILLE, OREGON 97128-9464
City, State and Zip Code












                                     PART II
                             RULE 12B-25(B) AND (C)


If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate)

            a) The reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;

    [X]     b) The subject annual report, semi-annual report, transition report on Form 10-K, Form 20-F, Form 11-K, [ ] ( Form N-SAR or Form N-CSR or portion thereof, will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q, ( or portion thereof, will be filed on or before the fifth calendar day following the prescribed due date; and

           (c)The accountant's statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.


                                    PART III
                                    NARRATIVE

State below in reasonable detail the reasons why Form 10-K, 11K, 20-F, 11-K, 10-Q, N-SAR, N-CSR or the transition report portion thereof could not be filed within the prescribed period. (Attach extra sheets if needed.)

EXPLANATORY NOTE:
This notice was previously filed on June 1, 2004. However, it was inadvertently filed under the code for Evergreen Aviation, Inc. instead of Evergreen Holdings, Inc.

The Registrant was unable to timely complete its Annual Report on Form 10-K. Specifically, the Registrant was unable to complete its preparation of its financial statements and disclosures for the year ended February 29, 2004.



                                     PART IV
                                OTHER INFORMATION


         (1) Name and telephone number of person to contact in regard to this notification

JOHN A. IRWIN, CHIEF FINANCIAL OFFICER      503                   472-9361
        (Name)                          (Area Code)          (Telephone Number)

(2) Have all other periodic reports required under section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If the answer is no, identify report(s).
                                                                 [X] Yes [ ] No

(3) Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?
                                                                 [X] Yes [ ] No

If so: attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

The Registrant anticipates reporting operating revenue of approximately $535.6 million for fiscal year ended February 29, 2004 compared to $574.3 million for fiscal year ended February 28, 2003, and a net loss before taxes and minority interest of $4.3 million for fiscal year ended February 29, 2004 compared to net income before taxes and minority interest of $52.6 million for fiscal year ended February 28, 2003.

                            EVERGREEN HOLDINGS, INC.
                  (Name of Registrant as Specified in Charter)

Has caused this notification to be signed on its behalf by the undersigned thereunto duly authorized.

Date:    MAY 28, 2004                         By:    /S/ JOHN A. IRWIN
      -----------------                              -----------------
                                                     Chief Financial Officer